Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Jan. 02, 2011	Oct. 03, 2010	Jul. 04, 2010	Apr. 04, 2010	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Summary of Selected Quarterly Financial Data (unaudited)
Sales to customers	$ 16,255	$ 16,005	$ 16,597	$ 16,173	$ 15,644	$ 14,982	$ 15,330	$ 15,631	$ 65,030	$ 61,587	$ 61,897
Gross profit	10,917	10,933	11,425	11,395	10,604	10,388	10,700	11,103	44,670	42,795	43,450
Earnings before provision for taxes on income	318	4,111	3,422	4,510	2,228	4,219	4,220	6,280	12,361	16,947	15,755
Net earnings	218	3,202	2,776	3,476	1,942	3,417	3,449	4,526
Basic net earnings per share	$ 0.08	$ 1.17	$ 1.01	$ 1.27	$ 0.71	$ 1.24	$ 1.25	$ 1.64	$ 3.54	$ 4.85	$ 4.45
Diluted earnings per share	$ 0.08	$ 1.15	$ 1.00	$ 1.25	$ 0.70	$ 1.23	$ 1.23	$ 1.62	$ 3.49	$ 4.78	$ 4.40
Consumer [Member]
Summary of Selected Quarterly Financial Data (unaudited)
Sales to customers	3,668	3,740	3,793	3,682	3,610	3,567	3,647	3,766
Pharmaceutical [Member]
Summary of Selected Quarterly Financial Data (unaudited)
Sales to customers	6,094	5,982	6,233	6,059	5,710	5,495	5,553	5,638
Medical Devices and Diagnostics [Member]
Summary of Selected Quarterly Financial Data (unaudited)
Sales to customers	$ 6,493	$ 6,283	$ 6,571	$ 6,432	$ 6,324	$ 5,920	$ 6,130	$ 6,227